UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2009 is set forth below.

Schedule of Investments

PowerShares Active AlphaQ Fund

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.5%
	Consumer Discretionary—15.3%
747	Apollo Group, Inc., Class A *	$60,850
3,005	Comcast Corp., Class A	44,023
2,600	DIRECTV (The) Group, Inc. *	56,940
1,422	Dollar Tree, Inc. *	60,734
1,597	O’Reilly Automotive, Inc. *	46,425
637	Priceline.com, Inc. *	42,736
2,041	Urban Outfitters, Inc. *	31,799
		343,507
	Consumer Staples—1.6%
1,063	Hansen Natural Corp. *	35,611

	Financials—10.8%
1,175	Capitol Federal Financial	48,645
2,644	Hudson City Bancorp, Inc.	30,670
2,000	NASDAQ OMX (The) Group, Inc. *	43,640
1,100	Northern Trust Corp.	63,272
3,460	People’s United Financial, Inc.	56,606
		242,833
	Health Care—20.7%
588	Cephalon, Inc. *	45,382
2,063	DENTSPLY International, Inc.	55,515
1,781	Endo Pharmaceuticals Holdings, Inc. *	40,019
630	Genzyme Corp. *	43,420
1,200	Gilead Sciences, Inc. *	60,925
1,093	Illumina, Inc. *	29,904
1,709	Life Technologies Corp. *	43,511
631	Myriad Genetics, Inc. *	47,054
1,023	Shire PLC ADR	44,674
1,300	Teva Pharmaceutical Industries Ltd. ADR (Israel)	53,885
		464,289
	Industrials—5.5%
261	First Solar, Inc. *	37,271
1,816	Joy Global, Inc.	37,827
985	Stericycle, Inc. *	48,186
		123,284
	Information Technology—39.9%
2,773	Akamai Technologies, Inc. *	37,380
2,743	Altera Corp.	42,187
3,532	AsiaInfo Holdings, Inc. *	30,834
173	Baidu, Inc. ADR (China) *	22,277
2,993	Broadcom Corp., Class A *	47,439
2,665	Check Point Software Technologies Ltd. (Israel) *	60,416
1,531	Cognizant Technology Solutions Corp., Class A *	28,676
5,428	Ericsson (LM) Tel-Sp ADR	43,370

1,400	Fiserv, Inc. *	44,450
160	Google, Inc., Class A *	54,165
1,133	Infosys Technologies Ltd. ADR (India)	30,092
2,714	Intuit, Inc. *	61,472
2,332	Juniper Networks, Inc. *	33,021
2,388	Linear Technology Corp.	55,927
2,497	NetEase.com, Inc. ADR (China) *	47,468
4,703	Nuance Communications, Inc. *	46,372
3,757	Oracle Corp. *	63,231
1,778	QUALCOMM, Inc.	61,430
818	Research In Motion Ltd. (Canada) *	45,317
1,914	VeriSign, Inc. *	36,959
		892,483
	Materials—3.1%
3,430	Anglo American PLC ADR (United Kingdom)	30,973
852	Randgold Resources Ltd. ADR (United Kingdom)	37,880
		68,853
	Telecommunication Services—3.6%
1,155	Millicom International Cellular S.A. (Luxembourg)	45,229
1,779	NII Holdings, Inc. *	34,513
		79,742
	Total Investments
	(Cost $2,750,426)(a)—100.5%	2,250,602
	Liabilities in excess of other assets—(0.5%)	(11,144)
	Net Assets—100.0%	$2,239,458

ADR American Depositary Receipt.

* Non-income producing security.

(a)   At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $499,824 which consisted of aggregate gross unrealized appreciation of $63,219 and aggregate gross unrealized depreciation of $563,043.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.5%
	Consumer Discretionary—2.8%
5,002	Desarrolladora Homex SAB de CV ADR (Mexico)*	$95,388
2,153	Marvel Entertainment, Inc.*	59,229
		154,617
	Consumer Staples—3.7%
11,979	American Oriental Bioengineering, Inc. (China)*	59,895
4,367	Hansen Natural Corp.*	146,295
		206,190
	Energy—6.7%
1,760	Apache Corp.	131,999
2,642	Murphy Oil Corp.	116,724
5,145	Natural Resource Partners L.P. *	120,342
		369,065
	Financials—23.0%
9,487	Annaly Capital Management, Inc. REIT	143,632
2,993	Credicorp Ltd. (Peru)	123,611
15,364	E-House China Holdings ADR (Cayman Islands)*	101,863
5,544	EZCORP, Inc., Class A*	75,232
4,526	Hatteras Financial Corp. REIT	111,883
7,828	Hudson City Bancorp, Inc.	90,805
7,570	Knight Capital Group, Inc., Class A*	136,487
4,312	NASDAQ OMX (The) Group, Inc.*	94,088
1,398	Odyssey Re Holdings Corp.	65,776
4,859	Pinnacle Financial Partners, Inc.*	114,818
8,486	ProLogis REIT	84,945
5,050	Tower Group, Inc.	126,604
		1,269,744
	Health Care—17.2%
2,451	Amedisys, Inc.*	101,055
6,846	Healthspring, Inc.*	119,257
3,194	Inverness Medical Innovations, Inc.*	78,157
4,892	Lincare Holdings, Inc.*	117,653
5,137	Mindray Medical International Ltd. ADR (Cayman Island)	106,130
9,423	Mylan, Inc.*	106,763
4,131	OSI Pharmaceuticals, Inc.*	147,063
6,597	Questcor Pharmaceuticals, Inc.*	42,551
12,045	Simcere Pharmaceutical ADR (China)*	78,172
9,834	WuXi PharmaTech, Inc. ADR (Cayman Island)*	53,300
		950,101
	Industrials—2.5%
2,311	Copa Holdings S.A., Class A (Panama)	60,641
14,071	Yingli Green Energy Holding Company Ltd. ADR (China).*	78,657
		139,298

	Information Technology—26.6%
7,204	Check Point Software Technologies Ltd. (Israel)*	163,316
8,981	Commvault Systems, Inc.*	119,178
3,372	Global Payments, Inc.	117,042
5,401	Macrovision Solutions Corp.*	70,807
5,417	NetEase.com, Inc. ADR (China)*	102,977
7,670	Neutral Tandem, Inc.*	121,493
4,247	Open Text Corp. (Canada)*	148,772
3,399	QUALCOMM, Inc.	117,435
8,651	Red Hat, Inc.*	126,737
2,692	Research In Motion Ltd. (Canada)*	149,137
2,609	Shanda Interactive Entertainment Ltd. ADR (China)*	75,922
5,611	Sybase, Inc.*	153,236
		1,466,052
	Materials—12.9%
18,821	Eldorado Gold Corp. (Canada)*	145,863
20,139	IAMGOLD Corp. (Canada)	137,751
9,093	Kinross Gold Corp. (Canada)	160,763
4,996	Sociedad Quimica y Mera de Chile S.A. ADR (Chile)	135,392
1,085	Terra Nitrogen Co. L.P.	132,891
		712,660
	Telecommunication Services—5.1%
6,846	NII Holdings, Inc.*	132,812
10,798	Syniverse Holdings, Inc.*	146,421
		279,233
	Total Investments
	(Cost $6,394,058)(a)—100.5%	5,546,960
	Liabilities in excess of other assets—(0.5%)	(28,700)
	Net Assets—100.0%	$5,518,260

ADR American Depositary Receipt
REIT Real Estate Investment Trust

* Non-income producing security

(a)   At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $6,395,488. The net unrealized depreciation was $848,528 which consisted of aggregate gross unrealized appreciation of $257,045 and aggregate gross unrealized depreciation of $1,105,573.

The Fund has holdings greater than 10% of net assets in the following countries:

Canada	13%

The valuation policy and a listing of the other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Low Duration Fund

January 31, 2009 (Unaudited)

Principal
Amount		Value
	Long-Term Investments—71.4%
	United States Government Obligations
	United States Treasury Notes
$60,000	0.875%, 01/31/11	$59,930
625,000	0.875%, 12/31/10	624,854
385,000	1.125%, 01/15/12	382,684
205,000	1.500%, 10/31/10	207,467
148,000	2.125%, 01/31/10	150,301
179,000	2.625%, 05/31/10	183,825
189,000	2.750%, 07/31/10	195,002
95,000	2.750%, 10/31/13	99,283
183,000	2.875%, 06/30/10	188,833
102,000	3.125%, 09/30/13	108,232
22,000	3.750%, 11/15/18	23,698
83,000	4.000%, 04/15/10	86,427
62,000	4.000%, 08/15/18	68,084
76,000	4.375%, 12/15/10	81,047
131,000	4.750%, 03/31/11	141,797
96,000	4.875%, 05/31/11	104,430
	Total Long-Term Investments (Cost $2,674,575)	2,705,894
	Short-Term Investments—29.9%
	Certificate of Deposit—5.3%
100,000	Lloyds TSB Bank PLC
	1.900%, 02/17/09	100,023
100,000	Royal Bank of Scotland
	3.135%, 02/23/09	100,116
		200,139
	United States Government & Agency Obligations—5.2%
70,000	Federal National Mortgage Association
	4.250%, 05/15/09	70,732
75,000	Federal National Mortgage Association
	4.875%, 04/15/09	75,647
50,000	Federal National Mortgage Association
	6.375%, 06/15/09	51,089
		197,468
	United States Government Obligations —7.6%
	United States Treasury Notes
153,000	3.250%, 12/31/09	156,825
126,000	4.000%, 09/30/09	128,963
		285,788

Number of Shares

	Money Market Fund—11.8%
447,146	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	447,146

	Total Short-Term Investments (Cost $1,126,460)	1,130,541

	Total Investments (Cost $3,801,035)(a)—101.3%	3,836,435
	Liabilities in excess of other assets—(1.3%)	(47,832)
	Net Assets—100.0%	$3,788,603

(a) At January, 31, 2009, the aggregate cost of investments for Federal income tax purposes was $3,802,728.  The net unrealized appreciation was $33,707, which consisted of aggregate gross unrealized appreciation of $42,765 and aggregate gross unrealized depreciation of $9,058.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Consumer Discretionary—0.7%
242	Home Depot (The), Inc.	$5,210
344	Walt Disney (The) Co.	7,114
		12,324
	Consumer Staples—6.0%
643	General Mills, Inc.	38,033
1,391	Wal-Mart Stores, Inc.	65,544
		103,577
	Energy—21.2%
2,224	ConocoPhillips	105,707
2,399	Exxon Mobil Corp.	183,475
1,401	Occidental Petroleum Corp.	76,425
		365,607
	Financials—7.9%
3,216	AFLAC, Inc.	74,644
628	Chubb (The) Corp.	26,740
92	Travelers (The) Cos., Inc.	3,555
1,647	Wells Fargo & Co.	31,128
		136,067
	Health Care—27.7%
150	Aetna, Inc.	4,650
1,945	Amgen, Inc. *	106,684
708	Biogen Idec, Inc. *	34,444
10,734	Boston Scientific Corp. *	95,211
2,053	Eli Lilly & Co.	75,591
170	Johnson & Johnson	9,807
1,690	Medtronic, Inc.	56,598
1,799	Merck & Co., Inc.	51,361
1,925	Pfizer, Inc.	28,067
377	Wyeth	16,200
		478,613
	Industrials—2.1%
704	Raytheon Co.	35,636

	Information Technology—31.8%
764	Accenture Ltd., Class A (Bermuda)	24,112
1,050	Adobe Systems, Inc. *	20,276
653	Apple, Inc. *	58,855
361	Automatic Data Processing, Inc.	13,115
927	Dell, Inc. *	8,807
5,062	eBay, Inc. *	60,845
1,342	Hewlett-Packard Co.	46,635
2,553	Intel Corp.	32,934

849	International Business Machines Corp.	77,811
99	Mastercard, Inc., Class A	13,442
4,469	Microsoft Corp.	76,420
7,508	Symantec Corp. *	115,097
87	Western Union Co.	1,188
		549,537
	Telecommunication Services—2.8%
4,732	Sprint Nextel Corp. *	11,499
1,228	Verizon Communications, Inc.	36,680
		48,179
	Total Investments
	(Cost $2,115,522)(a)—100.2%	1,729,540
	Liabilities in excess of other assets—(0.2%)	(2,756)
	Net Assets—100.0%	$1,726,784

*Non-income producing security.

(a)          At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $2,162,631. The net unrealized depreciation was $433,091 which consisted of aggregate gross unrealized appreciation of $631 and aggregate gross unrealized depreciation of $433,722.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	REIT - Apartments—19.4%
414	Associated Estates Realty Corp.	$3,072
1,940	AvalonBay Communities, Inc.	100,511
1,281	BRE Properties, Inc.	32,525
1,328	Camden Property Trust	35,006
6,726	Equity Residential	160,953
683	Essex Property Trust, Inc.	45,112
801	Home Properties, Inc.	28,748
723	Mid-America Apartment Communities, Inc.	21,357
1,129	Post Properties, Inc.	14,779
3,411	UDR, Inc.	40,011
		482,074
	REIT - Diversified—6.8%
1,294	Colonial Properties Trust	9,511
1,897	Digital Realty Trust, Inc.	60,514
2,497	Liberty Property Trust	49,940
410	PS Business Parks, Inc.	17,589
1,307	Washington Real Estate Investment Trust	31,120
		168,674
	REIT - Health Care—19.7%
6,332	HCP, Inc.	147,788
2,677	Health Care REIT, Inc.	101,217
1,470	Healthcare Realty Trust, Inc.	24,270
2,552	Nationwide Health Properties, Inc.	65,153
2,888	Senior Housing Properties Trust	46,728
3,704	Ventas, Inc	103,230
		488,386
	REIT - Hotels—3.0%
13,666	Host Hotels & Resorts, Inc.	73,523

	REIT - Manufactured Homes—1.0%
632	Equity Lifestyle Properties, Inc.	23,845

	REIT - Office Property—16.4%
812	Alexandria Real Estate Equities, Inc.	48,184
2,054	BioMed Realty Trust, Inc.	22,676
3,028	Boston Properties, Inc.	131,113
2,282	Brandywine Realty Trust	13,624
1,299	Corporate Office Properties Trust	34,268
2,330	Douglas Emmett, Inc.	21,669
1,629	Highwoods Properties, Inc.	36,750
5,679	HRPT Properties Trust	18,059
854	Kilroy Realty Corp.	19,522
1,679	Mack-Cali Realty Corp.	34,117

381	Parkway Properties, Inc.	5,685
1,416	SL Green Realty Corp.	22,245
		407,912
	REIT - Regional Malls—12.0%
1,737	CBL & Associates Properties, Inc.	7,070
1,919	Macerich (The) Co.	28,286
5,661	Simon Property Group, Inc.	243,309
1,010	Taubman Centers, Inc.	20,049
		298,714
	REIT - Shopping Centers—11.9%
840	Acadia Realty Trust	9,803
1,477	Federal Realty Investment Trust	74,781
1,671	Inland Real Estate Corp.	16,493
6,799	Kimco Realty Corp.	97,769
1,763	Regency Centers Corp.	62,234
338	Saul Centers, Inc.	11,053
808	Tanger Factory Outlet Centers	24,482
		296,615
	REIT - Storage—9.0%
2,144	Extra Space Storage, Inc.	17,388
3,234	Public Storage, Inc.	200,087
1,486	U-Store-It Trust	5,573
		223,048
	REIT - Warehouse/Industrial—0.8%
628	EastGroup Properties, Inc.	19,079

	Total Investments
	(Cost $2,221,585) (a)—100.0%	2,481,870
	Other assets less liabilities—0.0%	832
	Net Assets—100.0%	$2,482,702

REIT Real Estate Investment Trust

(a)     At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized appreciation was $260,285 which consisted of aggregate gross unrealized appreciation of $284,718 and aggregate gross unrealized depreciation of $24,433.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FAS 157 Disclosure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:.

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs hat other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Active AlphaQ Fund	$2,250,602	$—	$—	$2,250,602
PowerShares Active Alpha Multi-Cap Fund	5,546,960	—	—	5,546,960
PowerShares Active Low Duration Fund	340,262	3,496,173	—	3,836,435
PowerShares Active Mega Cap Fund	1,729,540	—	—	1,729,540
PowerShares U.S. Real Estate Fund	2,481,870	—	—	2,481,870

Item 2.       Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.       Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 27, 2009

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Chief Financial Officer

Date:	March 27, 2009